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                    LORD ABBETT BOND-DEBENTURE FUND, INC.
                             90 HUDSON STREET
                    JERSEY CITY, NEW JERSEY 07302-3973


                                                                    May 11, 2006


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Lord Abbett Bond-Debenture Fund, Inc.
     1933 Act File No. 002-38910
     1940 Act File No. 811-2145

Ladies/Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 58 to the above-referenced Registrant's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on April 28, 2006.

     Please contact the undersigned at (201) 395-2177 if you have any questions or comments.

                                                  Sincerely yours,


                                                  /s/ Leslie C. Leda
                                                  Leslie C. Leda
                                                  Senior Paralegal
                                                  Lord, Abbett & Co. LLC